UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Shares	Value
Common Stocks: 67.87%

Consumer Discretionary: 6.95%

Media: 6.95%
Comcast Corporation Class A	47,900	$1,208,996
Mediaset SpA	1,310,000	6,854,633
		8,063,629

Energy: 6.25%

Oil, Gas & Consumable Fuels: 6.25%
Enbridge Incorporated	15,000	1,009,350
EQT Corporation	15,000	812,700
Southwestern Energy Company	25,000	1,094,250
Spectra Energy Corporation	100,000	2,759,000
The Williams Companies Incorporated	50,000	1,569,500
		7,244,800

Financials: 4.89%

Capital Markets: 0.56%
optionsXpress Holdings Incorporated	35,600	651,480

Consumer Finance: 4.33%
MasterCard Incorporated	9,000	2,583,450
Visa Incorporated Class A	30,000	2,431,800
		5,015,250

Industrials: 0.11%

Construction & Engineering: 0.11%
Ameresco Incorporated Class A	9,000	131,580

Information Technology: 0.83%

IT Services: 0.83%
Convergys Corporation	75,000	958,500

Telecommunication Services: 14.31%

Diversified Telecommunication Services: 8.20%
BCE Incorporated	16,000	643,840
Shenandoah Telecommunications Company(i)	40,000	728,400
Tele2 AB Series B	325,000	6,356,286
Telecom Italia RSP	357,100	436,817
Windstream Corporation	100,000	1,345,000
		9,510,343

Wireless Telecommunication Services: 6.11%
Portugal Telecom SGPS SA ADR	585,000	6,411,600
Vivo Participacoes SA ADR	12,000	541,440
Vodafone Group plc ADR	5,000	140,150
		7,093,190

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name			Shares	Value
Utilities: 34.53%

Electric Utilities: 20.63%
American Electric Power Company Incorporated			600	$22,920
CenterPoint Energy Incorporated			50,000	966,500
CH Energy Group Incorporated			500	26,975
Chesapeake Midstream Partner LP			5,000	131,200
Chesapeake Utilities Corporation			200	8,088
China Hydroelectric Company ADR			10,000	43,800
Duke Energy Corporation			500	9,375
Edison International			2,000	78,720
Entergy Corporation			1,000	68,150
FirstEnergy Corporation			25,000	1,115,500
Great Plains Energy Incorporated			150,000	3,175,500
Hawaiian Electric Industries Incorporated			100,000	2,483,000
ITC Holdings Corporation			36,000	2,602,440
Nextera Energy Incorporated			70,000	4,056,500
Northeast Utilities			100,000	3,524,000
NSTAR			1,000	46,040
NV Energy Incorporated			75,000	1,182,750
Pepco Holdings Incorporated			100	1,997
Portland General Electric Company			75,000	1,947,750
Progress Energy Incorporated			400	19,048
South Jersey Industries Incorporated			200	11,194
The Southern Company			60,000	2,404,800
				23,926,247

Gas Utilities: 2.96%
El Paso Corporation			25,000	526,250
MDU Resources Group Incorporated			500	11,815
National Fuel Gas Company			40,000	2,881,600
New Jersey Resources Corporation			200	9,216
				3,428,881

Multi-Utilities: 6.07%
Dominion Resources Incorporated			300	14,316
PG&E Corporation			96,000	4,164,480
Public Service Enterprise Group Incorporated			50,000	1,675,000
Sempra Energy			19,900	1,097,883
Wisconsin Energy Corporation			3,000	93,810
				7,045,489

Water Utilities: 4.87%
American Water Works Company Incorporated			50,000	1,500,500
Middlesex Water Company			25,000	469,000
Pennichuck Corporation			130,000	3,684,200
				5,653,700

Total Common Stocks (Cost $70,225,811)				78,723,089

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 29.22%

Consumer Discretionary: 4.97%

Auto Components: 0.48%
Allison Transmission Incorporated††	7.13%	05/15/2019	100,000	99,250

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Auto Components (continued)
Cooper Tire & Rubber Company	7.63%	03/15/2027	$215,000	209,088
Goodyear Tire & Rubber Company	10.50	05/15/2016	218,000	246,885
				555,223

Diversified Consumer Services: 0.86%
Carriage Services Incorporated	7.88	01/15/2015	185,000	187,313
Service Corporation International	6.75	04/01/2016	75,000	80,438
Service Corporation International	7.50	04/01/2027	465,000	451,050
Service Corporation International	8.00	11/15/2021	40,000	44,300
StoneMor Partners LP	10.25	12/01/2017	225,000	231,469
				994,570

Hotels, Restaurants & Leisure: 1.07%
Ameristar Casinos Incorporated††	7.50	04/15/2021	75,000	77,813
Burger King Corporation	9.88	10/15/2018	75,000	79,969
Chukchansi Economic Development Authority††	3.92	11/15/2012	100,000	82,250
Cinemark USA Incorporated††	7.38	06/15/2021	25,000	25,000
Citycenter Holdings LLC††	7.63	01/15/2016	25,000	25,625
Citycenter Holdings LLC††¥	11.50	01/15/2017	75,000	83,813
DineEquity Incorporated††	9.50	10/30/2018	50,000	54,750
Greektown Superholdings Incorporated	13.00	07/01/2015	300,000	339,000
Greektown Superholdings Incorporated	13.00	07/01/2015	150,000	169,500
Scientific Games Corporation	9.25	06/15/2019	60,000	66,000
Speedway Motorsports Incorporated	6.75	02/01/2019	25,000	25,375
Speedway Motorsports Incorporated	8.75	06/01/2016	120,000	131,400
Yonkers Racing Corporation††	11.38	07/15/2016	75,000	82,594
				1,243,089

Household Durables: 0.01%
Sealy Mattress Corporation††	10.88	04/15/2016	9,000	10,103

Leisure Equipment & Products: 0.02%
Eastman Kodak Company	7.25	11/15/2013	25,000	23,813

Media: 2.20%
Cablevision Systems Corporation	8.63	09/15/2017	145,000	163,488
CCH II Capital Corporation	13.50	11/30/2016	605,000	719,950
Charter Communications Incorporated Step Bond††	10.88	09/15/2014	595,000	660,450
CSC Holdings LLC	7.88	02/15/2018	50,000	54,750
DISH DBS Corporation	7.88	09/01/2019	115,000	125,206
Gray Television Incorporated	10.50	06/29/2015	50,000	53,125
Interactive Data Corporation††	10.25	08/01/2018	25,000	27,813
Lamar Media Corporation Series C	9.75	04/01/2014	25,000	29,063
LIN Television Corporation	8.38	04/15/2018	75,000	80,250
Local TV Finance LLC††¥	9.25	06/15/2015	100,000	100,000
NAI Entertainment Holdings LLC††	8.25	12/15/2017	75,000	81,000
Regal Cinemas Corporation	8.63	07/15/2019	200,000	214,000
Salem Communications Corporation	9.63	12/15/2016	230,000	246,675
				2,555,770

Specialty Retail: 0.13%
Gap Incorporated	5.95	04/12/2021	50,000	49,012
Limited Brands Incorporated	6.63	04/01/2021	25,000	26,063
Rent-A-Center Incorporated††	6.63	11/15/2020	25,000	24,938

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Specialty Retail (continued)
Toys R Us Property Company I LLC	8.50%	12/01/2017	$50,000	53,563
				153,576

Textiles, Apparel & Luxury Goods: 0.20%
Oxford Industries Incorporated	11.38	07/15/2015	200,000	228,000

Consumer Staples: 0.28%

Food Products: 0.28%
Blue Merger Incorporated††	7.63	02/15/2019	75,000	76,547
Darling International Incorporated††	8.50	12/15/2018	25,000	27,250
Dole Food Company Incorporated	13.88	03/15/2014	181,000	219,236
				323,033

Energy: 4.71%

Energy Equipment & Services: 0.88%
Bristow Group Incorporated	7.50	09/15/2017	110,000	115,500
Dresser Rand Group Incorporated††	6.50	05/01/2021	75,000	77,438
Gulfmark Offshore Incorporated	7.75	07/15/2014	225,000	228,375
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	260,000	261,300
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	55,000	56,375
Oil States International Incorporated††	6.50	06/01/2019	50,000	50,313
PHI Incorporated	8.63	10/15/2018	200,000	212,500
Pride International Incorporated	8.50	06/15/2019	10,000	12,804
				1,014,605

Oil, Gas & Consumable Fuels: 3.83%
Chesapeake Energy Corporation	9.50	02/15/2015	255,000	300,900
Coffeyville Resources Energy Incorporated††	9.00	04/01/2015	45,000	48,825
Coffeyville Resources Energy Incorporated††	10.88	04/01/2017	100,000	113,500
Connacher Oil & Gas Limited	10.25	12/15/2015	55,000	60,019
Connacher Oil & Gas Limited††	11.75	07/15/2014	20,000	21,350
Consol Energy Incorporated	8.25	04/01/2020	165,000	183,150
Denbury Resources Incorporated	6.38	08/15/2021	25,000	25,313
Denbury Resources Incorporated	8.25	02/15/2020	25,000	27,625
El Paso Corporation	6.50	09/15/2020	45,000	50,852
El Paso Corporation	7.25	06/01/2018	75,000	88,243
El Paso Corporation	7.42	02/15/2037	90,000	103,933
El Paso Corporation	7.80	08/01/2031	100,000	121,465
Energy Transfer Equity	7.50	10/15/2020	300,000	327,000
Ferrellgas LP††	6.50	05/01/2021	50,000	49,813
Ferrellgas LP	9.13	10/01/2017	200,000	224,000
Forest Oil Corporation	7.25	06/15/2019	95,000	97,613
Forest Oil Corporation	8.50	02/15/2014	65,000	71,988
Hilcorp Energy Company††	7.75	11/01/2015	50,000	51,750
Holly Corporation	9.88	06/15/2017	220,000	246,950
Inergy LP††	6.88	08/01/2021	50,000	51,500
Inergy LP††	7.00	10/01/2018	50,000	51,500
Newfield Exploration Company	6.88	02/01/2020	55,000	58,300
OPTI Canada Incorporated	8.25	12/15/2014	50,000	24,875
Peabody Energy Corporation	7.88	11/01/2026	390,000	440,700
Penn Virginia Corporation	10.38	06/15/2016	10,000	11,250
Petrohawk Energy Corporation	7.88	06/01/2015	95,000	100,225
Petrohawk Energy Corporation	10.50	08/01/2014	60,000	68,100
Pioneer Natural Resource Company	7.50	01/15/2020	145,000	164,678
Plains Exploration & Production Company	8.63	10/15/2019	325,000	359,125

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Regency Energy Partners	6.88%	12/01/2018	$25,000	26,313
Sabine Pass LNG LP	7.25	11/30/2013	250,000	258,750
Sabine Pass LNG LP	7.50	11/30/2016	200,000	205,500
Sandridge Energy Incorporated	8.75	01/15/2020	90,000	97,875
Stallion Oilfield Holdings Incorporated	10.50	02/15/2015	44,000	47,960
Suburban Propane Partners LP	7.38	03/15/2020	25,000	26,750
Susser Holdings LLC	8.50	05/15/2016	125,000	135,000
Tesoro Corporation(i)	9.75	06/01/2019	90,000	102,150
				4,444,840

Financials: 7.19%

Capital Markets: 0.59%
E*TRADE Financial Corporation¥	12.50	11/30/2017	68,000	81,770
Nuveen Investments Incorporated	5.50	09/15/2015	200,000	180,000
Nuveen Investments Incorporated††	10.50	11/15/2015	200,000	211,000
Nuveen Investments Incorporated	10.50	11/15/2015	150,000	159,000
Oppenheimer Holdings Incorporated††	8.75	04/15/2018	50,000	52,750
				684,520

Commercial Banks: 0.68%
CapitalSource Incorporated††	12.75	07/15/2014	215,000	259,613
CIT Group Incorporated††	5.25	04/01/2014	75,000	76,396
CIT Group Incorporated††	6.63	04/01/2018	25,000	26,288
CIT Group Incorporated	7.00	05/01/2015	425,000	428,188
				790,485

Consumer Finance: 3.49%
American General Finance Corporation	5.40	12/01/2015	125,000	118,125
American General Finance Corporation	5.75	09/15/2016	50,000	46,375
American General Finance Corporation	6.50	09/15/2017	50,000	46,500
Calpine Construction Finance Corporation††	7.25	10/15/2017	325,000	338,000
Calpine Construction Finance Corporation††	8.00	06/01/2016	125,000	136,250
Clearwire Communications Finance Corporation††	12.00	12/01/2015	130,000	142,188
Ford Motor Credit Company	9.88	08/10/2011	235,000	238,347
GMAC LLC	6.75	12/01/2014	36,000	38,340
GMAC LLC	6.88	09/15/2011	6,000	6,060
GMAC LLC	6.88	08/28/2012	146,000	152,570
Homer City Funding LLC	8.73	10/01/2026	142,089	128,590
International Lease Finance Corporation	4.75	01/13/2012	140,000	142,100
International Lease Finance Corporation	5.30	05/01/2012	275,000	281,875
International Lease Finance Corporation	8.63	09/15/2015	75,000	83,156
International Lease Finance Corporation Series MTN	5.75	06/15/2011	50,000	50,000
JBS USA Finance Incorporated	11.63	05/01/2014	420,000	491,400
Nielsen Finance LLC Company††	7.75	10/15/2018	375,000	402,188
Nielsen Finance LLC Company	11.50	05/01/2016	49,000	57,943
Springleaf Finance Corporation	6.90	12/15/2017	125,000	118,750
Sprint Capital Corporation	6.88	11/15/2028	675,000	654,750
Sprint Capital Corporation	6.90	05/01/2019	120,000	125,400
Sprint Capital Corporation	8.38	03/15/2012	235,000	246,163
				4,045,070

Diversified Financial Services: 1.21%
Ally Financial Incorporated††	8.30	02/12/2015	825,000	919,875
Dunkin Finance Corporation	9.63	12/01/2018	38,000	38,332
General Motors Financial Company Incorporated††	6.75	06/01/2018	100,000	100,760
Leucadia National Corporation	8.13	09/15/2015	313,000	347,430
				1,406,397

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Insurance: 0.42%
Emigrant Bancorp Incorporated††(i)	6.25%	06/15/2014	$225,000	201,491
HUB International Holdings Incorporated††	10.25	06/15/2015	275,000	285,313
				486,804

REIT: 0.80%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	565,000	622,206
Host Marriott Corporation	9.00	05/15/2017	30,000	33,900
MPT Operating Partnership LP††	6.88	05/01/2021	50,000	50,250
Omega Healthcare Investors Incorporated††	6.75	10/15/2022	125,000	124,688
Ventas Incorporated	9.00	05/01/2012	90,000	96,165
				927,209

Health Care: 1.32%
Health Care Equipment & Supplies: 0.24%
Biomet Incorporated¥	10.38	10/15/2017	60,000	66,600
Biomet Incorporated	11.63	10/15/2017	100,000	112,250
Fresenius Medical Care Incorporated††	5.75	02/15/2021	100,000	98,250
				277,100

Health Care Providers & Services: 0.97%
Apria Healthcare Group	11.25	11/01/2014	120,000	126,750
Aviv Healthcare Properties LP††	7.75	02/15/2019	100,000	102,250
Centene Corporation	5.75	06/01/2017	75,000	73,875
HCA Incorporated	9.25	11/15/2016	400,000	427,000
HCA Incorporated¥	9.63	11/15/2016	129,000	138,030
Health Management plc	6.13	04/15/2016	50,000	52,250
Healthsouth Corporation	7.25	10/01/2018	25,000	26,563
Healthsouth Corporation	7.75	09/15/2022	25,000	26,688
Sabra Health Care Corporation	8.13	11/01/2018	150,000	153,375
				1,126,781

Life Sciences Tools & Services: 0.04%
Community Health Systems Incorporated Series WI	8.88	07/15/2015	50,000	51,625

Pharmaceuticals: 0.07%
Mylan Incorporated††	6.00	11/15/2018	25,000	25,688
Mylan Incorporated††	7.63	07/15/2017	25,000	27,531
Mylan Incorporated††	7.88	07/15/2020	25,000	27,688
				80,907

Industrials: 2.11%

Aerospace & Defense: 0.88%
Alliant Techsystems Incorporated	6.75	04/01/2016	225,000	231,188
Digitalglobe Incorporated	10.50	05/01/2014	50,000	55,938
Geoeye Incorporated	9.63	10/01/2015	55,000	62,081
Hexcel Corporation	6.75	02/01/2015	53,000	54,126
Huntington Ingalls Industries Incorporated††	7.13	03/15/2021	25,000	26,094
Kratos Defense & Security Solutions Incorporated	10.00	06/01/2017	130,000	143,000
L-3 Communications Holdings Incorporated	6.38	10/15/2015	360,000	371,700
Wyle Services Corporation††	10.50	04/01/2018	70,000	74,725
				1,018,852

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Services & Supplies: 0.81%
Brickman Group Holdings††	9.13%	11/01/2018	$25,000	25,938
Casella Waste Systems Incorporated††	7.75	02/15/2019	25,000	25,313
Casella Waste Systems Incorporated	11.00	07/15/2014	220,000	248,600
Corrections Corporation of America	6.25	03/15/2013	60,000	60,450
Corrections Corporation of America	7.75	06/01/2017	95,000	104,025
Geo Group Incorporated	7.75	10/15/2017	100,000	107,250
Iron Mountain Incorporated	8.38	08/15/2021	155,000	165,850
KAR Holdings Incorporated	4.27	05/01/2014	75,000	74,063
KAR Holdings Incorporated	10.00	05/01/2015	25,000	26,313
NCO Group Incorporated	11.88	11/15/2014	125,000	108,750
				946,552

Industrial Conglomerates: 0.21%
Otter Tail Corporation	9.00	12/15/2016	215,000	238,919

Machinery: 0.14%
Cleaver-Brooks Incorporated††	12.25	05/01/2016	55,000	57,200
Columbus Mckinnon Corporation††	7.88	02/01/2019	75,000	77,625
Titan International Incorporated††	7.88	10/01/2017	25,000	26,875
				161,700

Professional Services: 0.02%
CDRT Merger Sub Incorporated††	8.13	06/01/2019	25,000	25,219

Road & Rail: 0.05%
RailAmerica Incorporated	9.25	07/01/2017	50,000	55,375

Information Technology: 1.92%

Communications Equipment: 0.26%
Lucent Technologies Incorporated	6.45	03/15/2029	155,000	142,213
Lucent Technologies Incorporated Series B	2.88	06/15/2025	160,000	158,200
				300,413

Computers & Peripherals: 0.18%
Seagate Technology HDD Holdings	6.80	10/01/2016	50,000	53,250
Seagate Technology HDD Holdings††	6.88	05/01/2020	25,000	25,188
Seagate Technology HDD Holdings††	7.00	11/01/2021	25,000	25,375
Seagate Technology HDD Holdings††	7.75	12/15/2018	100,000	105,250
				209,063

Electronic Equipment & Instruments: 0.88%
Jabil Circuit Incorporated	8.25	03/15/2018	620,000	714,550
Kemet Corporation	10.50	05/01/2018	160,000	180,400
Viasystem Group Incorporated††	12.00	01/15/2015	115,000	129,950
				1,024,900

Internet Software & Services: 0.09%
Equinix Incorporated	8.13	03/01/2018	95,000	102,600

IT Services: 0.51%
First Data Corporation	11.25	03/31/2016	75,000	75,188
Intcomex Incorporated	13.25	12/15/2014	105,000	109,200
SunGard Data Systems Incorporated	7.38	11/15/2018	50,000	51,000
SunGard Data Systems Incorporated	7.63	11/15/2020	25,000	25,938
SunGard Data Systems Incorporated	10.25	08/15/2015	225,000	234,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
IT Services (continued)
Unisys Corporation††	12.75%	10/15/2014	$47,000	55,519
Unisys Corporation††	14.25	09/15/2015	36,000	42,885
				593,730

Materials: 1.58%

Chemicals: 0.47%
Huntsman International LLC	5.50	06/30/2016	140,000	139,125
LBI Escrow Corporation††	8.00	11/01/2017	75,000	84,375
Lyondell Chemical Company	11.00	05/01/2018	240,241	270,571
Solutia Incorporated	7.88	03/15/2020	50,000	55,000
				549,071

Construction Materials: 0.14%
CPG International Incorporated††	10.88	09/01/2014	150,000	163,500

Containers & Packaging: 0.39%
Crown Americas LLC	7.63	05/15/2017	25,000	27,438
Exopack Holding Corporation	11.25	02/01/2014	280,000	287,000
Graham Packaging Company Incorporated	9.88	10/15/2014	100,000	103,750
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	25,000	27,625
				445,813

Metals & Mining: 0.37%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	295,000	323,394
Novelis Incorporated	8.38	12/15/2017	50,000	54,500
Novelis Incorporated	8.75	12/15/2020	50,000	55,250
				433,144

Paper & Forest Products: 0.21%
Clearwater Paper Corporation	10.63	06/15/2016	70,000	79,275
Georgia-Pacific Corporation	8.88	05/15/2031	125,000	160,156
				239,431

Telecommunication Services: 3.12%

Diversified Telecommunication Services: 2.00%
Citizens Communications Company	7.88	01/15/2027	475,000	467,875
Frontier Communications Corporation	8.13	10/01/2018	60,000	65,925
Frontier Communications Corporation	8.25	05/01/2014	140,000	155,050
GCI Incorporated††	6.75	06/01/2021	75,000	75,750
GCI Incorporated	8.63	11/15/2019	125,000	139,219
Intelsat Jackson Holdings Limited††	7.25	04/01/2019	50,000	50,375
Intelsat Jackson Holdings Limited††	7.50	04/01/2021	25,000	25,313
Intelsat Jackson Holdings Limited	9.50	06/15/2016	250,000	262,500
Qwest Corporation	7.50	06/15/2023	180,000	180,675
Qwest Corporation	7.63	08/03/2021	20,000	20,600
Qwest Corporation	8.88	03/15/2012	350,000	368,813
SBA Telecommunications Incorporated	8.00	08/15/2016	50,000	54,313
SBA Telecommunications Incorporated	8.25	08/15/2019	25,000	27,531
U.S. West Communications Incorporated	7.25	09/15/2025	125,000	133,438
Windstream Corporation	7.88	11/01/2017	265,000	289,844
				2,317,221

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services: 1.12%
Allbritton Communications Company	8.00%	05/15/2018	$75,000	78,188
CC Holdings GS V LLC††	7.75	05/01/2017	50,000	54,938
Cricket Communications Incorporated Series I	7.75	05/15/2016	150,000	159,375
Crown Castle International Corporation	7.13	11/01/2019	10,000	10,650
MetroPCS Communications Incorporated	6.63	11/15/2020	175,000	174,563
MetroPCS Communications Incorporated	7.88	09/01/2018	50,000	53,813
Sprint Nextel Corporation Series D	7.38	08/01/2015	475,000	477,969
Syniverse Holdings Incorporated††	9.13	01/15/2019	275,000	294,594
				1,304,090

Utilities: 2.02%

Electric Utilities: 1.68%
Aquila Incorporated Step Bond	11.88	07/01/2012	794,000	881,126
Energy Future Holdings Corporation¥	12.00	11/01/2017	49,556	45,839
IPALCO Enterprises Incorporated††	5.00	05/01/2018	75,000	75,563
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	438,432	491,044
NRG Energy Incorporated	7.38	01/15/2017	250,000	263,750
NRG Energy Incorporated	8.50	06/15/2019	185,000	191,475
				1,948,797

Gas Utilities: 0.04%
AmeriGas Partners LP	6.50	05/20/2021	50,000	51,500

Independent Power Producers & Energy Traders: 0.30%
Dynegy Holding Incorporated	7.63	10/15/2026	190,000	131,100
Reliant Energy Incorporated	9.24	07/02/2017	108,798	118,862
Reliant Energy Incorporated	9.68	07/02/2026	10,000	10,925
RRI Energy Incorporated	7.63	06/15/2014	50,000	52,250
RRI Energy Incorporated	7.88	06/15/2017	30,000	30,150
				343,287

Total Corporate Bonds and Notes (Cost $31,494,842)				33,896,697

	Yield		Shares
Preferred Stocks: 9.85%

Financials: 0.05%

Consumer Finance: 0.05%
GMAC Capital Trust I	8.13		2,200	57,772

Utilities: 9.80%

Electric Utilities: 5.84%
Great Plains Energy Incorporated	9.17		50,000	3,315,500
Interstate Power & Light Company	7.30		61,513	1,783,877
Union Electric Company	5.66		21,082	1,670,557
				6,769,934

Multi-Utilities: 3.96%
Scana Corporation	6.80		165,000	4,590,300

Total Preferred Stocks (Cost $10,833,975)				11,418,006

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans: 3.16%
Arrowhead General Insurance Agency Incorporated	7.50%	03/03/2017	$100,000	99,167
Blackstone Group LP	7.75	11/02/2014	137,958	140,027
Capital Automotive LP	5.00	03/10/2017	296,920	296,365
CCM Merger Incorporated<	7.00	03/01/2017	150,000	152,157
Coinmach Corporation	3.25	11/20/2014	273,332	263,492
Fairpoint Communications Incorporated	6.50	01/22/2016	375,000	347,280
Federal Mogul Corporation	2.14	12/28/2015	16,762	16,133
Federal Mogul Corporation	2.15	12/29/2014	32,853	31,621
First Data Corporation	2.94	09/24/2014	70,394	65,766
First Data Corporation	2.94	09/24/2014	164,254	153,594
First Data Corporation	2.94	09/24/2014	240,789	225,198
Gray Television Incorporated	3.71	12/31/2014	71,630	71,031
HHI Holdings LLC	7.01	03/21/2017	100,000	99,750
Local TV Finance LLC	2.31	05/07/2013	120,356	117,734
Merisant Company(i)	7.50	01/08/2014	87,303	86,321
NCO Group Incorporated	8.00	11/15/2013	70,906	70,493
Newsday LLC	10.50	08/01/2013	365,000	387,510
Panolam Industries International(i)	8.25	12/31/2013	23,279	21,329
Springleaf Finance Corporation	5.50	05/05/2017	100,000	99,804
Texas Competitive Electric Holdings Company LLC	3.71	10/10/2014	568,328	483,079
Texas Competitive Electric Holdings Company LLC	4.74	10/10/2017	490,970	388,480
WASH Multifamily Laundry Systems LLC	7.00	08/28/2014	49,872	49,747

Total Term Loans (Cost $3,646,862)				3,666,078

		Expiration Date	Shares
Warrants: 0.00%

Utilities: 0.00%

Electric Utilities: 0.00%
10,000 China Hydroelectric Company ADR†		04/15/2018	10,000	1,970

Total Warrants (Cost $12,000)				1,970

		Maturity Date	Principal
Yankee Corporate Bonds and Notes: 0.90%

Consumer Discretionary: 0.07%

Media: 0.07%
Videotron Limited	9.13	04/15/2018	$75,000	83,813

Energy: 0.39%

Oil, Gas & Consumable Fuels: 0.39%
General Maritime Corporation	12.00	11/15/2017	100,000	88,000
Griffin Coal Mining Company Limited††^^	0.00	12/31/2049	321,000	314,580
OPTI Canada Incorporated	7.88	12/15/2014	110,000	54,175
				456,755

Financials: 0.25%
Capital Markets: 0.05%
FMC Finance III SA	6.88	07/15/2017	50,000	53,188

Consumer Finance: 0.11%
Wind Acquisition Finance SA††	11.75	07/15/2017	110,000	127,875

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name		Interest Rate	Maturity Date	Principal	Value e
Diversified Financial Services: 0.09%
Ship Finance International Limited		8.50%	12/15/2013	$105,000	106,050

Materials: 0.14%

Metals & Mining: 0.06%
Teck Resources Limited		10.75	05/15/2019	55,000	70,054

Paper & Forest Products: 0.08%
Sappi Limited††		7.50	06/15/2032	100,000	92,750

Telecommunication Services: 0.05%

Diversified Telecommunication Services: 0.01%
Global Crossing Limited		12.00	09/15/2015	5,000	5,838

Wireless Telecommunication Services: 0.04%
Digicel Group Limited††		12.00	04/01/2014	20,000	23,250
Intelsat Limited		11.25	06/15/2016	25,000	26,500
					49,750

Total Yankee Corporate Bonds and Notes (Cost $924,465)					1,046,073

Investment Companies: 0.01%
Eaton Vance Limited Duration Income Trust				627	10,371
New America High Income Fund Incorporated				355	3,763
Total Investment Companies (Cost $7,185)					14,134

		Yield		Shares
Short-Term Investments: 5.74%
Investment Companies: 5.74%
Wells Fargo Advantage Cash Investment Money Market Fund##(l)(u)		0.12		6,660,532	6,660,532

Total Short-Term Investments (Cost $6,660,532)					6,660,532

Total Investments in Securities (Cost $123,805,672)*	116.75%				135,426,579
Other Assets and Liabilities, Net	(16.75)				(19,432,293)

Total Net Assets	100.00%				$115,994,286

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
<	All or a portion of the position represents an unfunded loan commitment.
^^	Security is currently in default with regards to scheduled interest and/or principal payments.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
†	Non-income earning security.
*	Cost for federal income tax purposes is $124,230,342 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,115,977
Gross unrealized depreciation	(4,919,740)

Net unrealized appreciation (depreciation)	$11,196,237

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Utilities and High Income Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2011, the Fund had unfunded loan commitments of $206,188.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$78,723,089	$0	$0	$78,723,089
Preferred stocks	11,418,006	0	0	11,418,006
Warrants	0	1,970	0	1,970
Investment companies	14,134	0	0	14,134
Corporate bonds and notes	0	33,275,866	620,831	33,896,697
Term loans	0	3,666,078	0	3,666,078
Yankee corporate bonds and notes	0	1,046,073	0	1,046,073
Short-term investments
Investment companies	6,660,532	0	0	6,660,532

	$96,815,761	$37,989,987	$620,831	$135,426,579

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Corporate bonds and notes
Balance as of August 31, 2010	$0
Realized gains (losses)	0
Change in unrealized gains (losses)	0
Purchases	0
Sales	0
Transfers into Level 3	620,831
Transfers out of Level 3	0

Balance as of May 31, 2011	$620,831

Change in unrealized gains (losses) included in earnings relating to securities still held at May 31, 2011	$0

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation—Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM — Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF — French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG — Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: July 27, 2011